CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net income/(loss)	$ 22,238	$ (16,704)	$ 9,828
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation of vessels, port terminals and other fixed assets	24,146	21,264	19,555
Amortization of deferred drydock and special survey costs	7,280	5,838	3,392
Income tax benefit	(3,551)	(276)	(4,554)
Amortization of deferred financing costs	928	677	776
Amortization of intangible assets	3,823	3,822	3,799
Loss on bond extinguishment	0	4,786	0
Recovery of/(provision for) losses on accounts receivable	(52)	548	567
Gain on sale of assets	0	0	(18)
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	3,271	(8,315)	7,070
Decrease/(increase) in prepaid expenses and other current assets	3,674	(1,833)	184
Decrease/(increase) in inventories	6,667	(3,527)	5,645
(Increase)/decrease in other long term assets	(199)	1,971	(977)
Payments for drydock and special survey costs	(9,497)	(6,486)	(10,017)
(Decrease)/increase in accounts payable	(8,039)	10,468	(16,247)
(Decrease)/increase in due to affiliate companies	(2,079)	1,239	(1,309)
(Decrease)/increase in accrued expenses	(1,631)	(1,326)	1,201
Increase/(decrease) in deferred income	1,043	5,298	(2,120)
Increase/(decrease) in other long term liabilities	503	(1,127)	(251)
Decrease in due to related parties	(3,540)	(3,297)	(2,026)
Net cash provided by operating activities	44,985	13,020	14,498
INVESTING ACTIVITIES:
Acquisition of vessels, port terminals and other fixed assets, net	(7,881)	(68,433)	(27,998)
Deposits for vessels, port terminals and other fixed assets	(19,158)	(23,225)	(31,398)
Acquisition of intangible assets	0	(10,200)	(2,092)
Net cash used in investing activities	(27,039)	(101,858)	(61,488)
FINANCING ACTIVITIES:
Proceeds from issuance of Senior Notes, including premium	0	375,000	93,375
Repayment of 2019 Senior Notes	0	(290,000)	0
Repayment of long-term debt and payment of principal	(69)	(69)	(70)
Acquisition of noncontrolling interest	0	0	(750)
Payment for acquisition of intangible asset	(6,800)	0	0
Payments of obligations under capital leases	(1,501)	(1,399)	(1,353)
Debt issuance costs	0	(9,332)	(3,181)
Net cash (used in)/provided by financing activities	(8,370)	74,200	88,021
Net increase/(decrease) in cash and cash equivalents	9,576	(14,638)	41,031
Cash and cash equivalents, beginning of year	71,931	86,569	45,538
Cash and cash equivalents, end of year	81,507	71,931	86,569
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest, net of capitalized interest	25,771	28,159	25,852
Cash paid for income taxes	0	367	302
Non-cash investing and financing activities:
Revaluation of vessels due to restructuring of capital lease obligation	210	0	0
Decrease in capital lease obligation due to restructuring	(210)	0	0
Acquisition of intangible assets	0	(6,800)	0
Acquisition of vessels port terminals and other fixed assets, net	(710)	(624)	0
Deposits for vessels, port terminals and other fixed assets	(1,871)	0	0
Debt issuance costs	$ 0	$ (225)	$ 0